UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Winslow Management Company
Address: 901 South Bond Street, Suite 400
         Baltimore, MD  21231

13F File Number:  28-11555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nancy I. Denney
Title:     Chief Compliance Officer
Phone:     (410) 895-4826

Signature, Place, and Date of Signing:

      /s/ Nancy I. Denney     Baltimore, MD     November 16, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $80,230 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACUITY BRANDS INC              COM              00508Y102     1060    32922 SH       SOLE                    32922        0        0
AMERICAN SUPERCONDUCTOR CORP   COM              030111108     1405    41900 SH       SOLE                    41900        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103      762    38226 SH       SOLE                    38226        0        0
ARENA PHARMACEUTICALS INC      COM              040047102     1040   232580 SH       SOLE                   232580        0        0
AVANIR PHARMACEUTICALS INC     CL A NEW         05348P401      416   200000 SH       SOLE                   200000        0        0
AVISTA CORP                    COM              05379B107      792    39156 SH       SOLE                    39156        0        0
BALDOR ELEC CO                 COM              057741100      752    27522 SH       SOLE                    27522        0        0
CAPSTONE TURBINE CORP          COM              14067D102     2288  1733689 SH       SOLE                  1733689        0        0
CASELLA WASTE SYS INC          CL A             147448104      504   171259 SH       SOLE                   171259        0        0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109     1864    99783 SH       SOLE                    99783        0        0
CHIPOTLE MEXICAN GRILL INC     CL B             169656204     2172    26094 SH       SOLE                    26094        0        0
CHURCH & DWIGHT INC            COM              171340102      714    12585 SH       SOLE                    12585        0        0
CLEAN ENERGY FUELS CORP        COM              184499101      803    55736 SH       SOLE                    55736        0        0
COVANTA HLDG CORP              COM              22282E102     1060    62347 SH       SOLE                    62347        0        0
EMCOR GROUP INC                COM              29084Q100     2951   116558 SH       SOLE                   116558        0        0
FIRST SOLAR INC                COM              336433107     5065    33136 SH       SOLE                    33136        0        0
GREEN MTN COFFEE ROASTERS IN   COM              393122106     1236    16733 SH       SOLE                    16733        0        0
HORSEHEAD HLDG CORP            COM              440694305     3984   339924 SH       SOLE                   339924        0        0
INTERFACE INC                  CL A             458665106     2438   293677 SH       SOLE                   293677        0        0
JAMBA INC                      COM              47023A101      872   468915 SH       SOLE                   468915        0        0
JOHNSON CTLS INC               COM              478366107     1833    71715 SH       SOLE                    71715        0        0
LSB INDS INC                   COM              502160104     1490    95717 SH       SOLE                    95717        0        0
MILLER HERMAN INC              COM              600544100      774    45770 SH       SOLE                    45770        0        0
MONOTYPE IMAGING HOLDINGS IN   COM              61022p100     1279   152040 SH       SOLE                   152040        0        0
MYR GROUP INC DEL              COM              55405w104      765    36282 SH       SOLE                    36282        0        0
NALCO HOLDING COMPANY          COM              62985Q101     3996   194999 SH       SOLE                   194999        0        0
ORMAT TECHNOLOGIES INC         COM              686688102     2009    49218 SH       SOLE                    49218        0        0
PENTAIR INC                    COM              709631105      692    23433 SH       SOLE                    23433        0        0
PROLOGIS                       SH BEN INT       743410102     2210   185381 SH       SOLE                   185381        0        0
QUANTA SVCS INC                COM              74762E102     1258    56865 SH       SOLE                    56865        0        0
REAL GOODS SOLAR INC           CL A             75601n104      428   158981 SH       SOLE                   158981        0        0
REPLIGEN CORP                  COM              759916109     1579   315090 SH       SOLE                   315090        0        0
ROPER INDS INC NEW             COM              776696106     2110    41385 SH       SOLE                    41385        0        0
RUBICON TECHNOLOGY INC         COM              78112t107     1225    82519 SH       SOLE                    82519        0        0
SCHNITZER STL INDS             CL A             806882106     1877    35247 SH       SOLE                    35247        0        0
SIMS METAL MANAGEMENT LTD      SPONS ADR        829160100     4299   215715 SH       SOLE                   215715        0        0
SUNPOWER CORP                  COM CL B         867652307      389    15400 SH       SOLE                    15400        0        0
TELVENT GIT SA                 SHS              e90215109     8001   276081 SH       SOLE                   276081        0        0
U S GEOTHERMAL INC             COM              90338s102     1500   961816 SH       SOLE                   961816        0        0
UNITED NAT FOODS INC           COM              911163103     1645    68789 SH       SOLE                    68789        0        0
WABTEC CORP                    COM              929740108     3306    88078 SH       SOLE                    88078        0        0
WESTPORT INNOVATIONS INC       COM NEW          960908309     1021    80383 SH       SOLE                    80383        0        0
WHOLE FOODS MKT INC            COM              966837106     1648    54055 SH       SOLE                    54055        0        0
WOODWARD GOVERNOR CO           COM              980745103     1282    52845 SH       SOLE                    52845        0        0
WORLD ENERGY SOLUTIONS INC D   COM NEW          98145w208     1436   470821 SH       SOLE                   470821        0        0